Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar. 01, 2012
Money Market Portfolio (Seventh Summary Prospectus) | Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Money Market Portfolio
Supplement Text	ck0001227155_SupplementTextBlock

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

Investment Strategy, Heading	rr_StrategyHeading	The last sentence of the first paragraph of the section of each Prospectus entitled "Portfolio Summary—Money Market Portfolio—Principal Investment Strategies" is hereby deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.

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Risk, Heading	rr_RiskHeading	The following is hereby added as the last paragraph of the section of each Prospectus entitled "Portfolio Summary—Money Market Portfolio—Principal Risks":
Risk, Narrative	rr_RiskNarrativeTextBlock

•   Municipal Obligations. To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

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Supplement Closing	ck0001227155_SupplementClosingTextBlock	Please retain this supplement for future reference.
Money Market Portfolio | Institutional Select Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMRXX